Fair Values of Company's Pension Plan By Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 5,605	$ 199	$ 4,625
Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,605		4,625
Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Mutual money market | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount			106
Mutual money market | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0
Mutual money market | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
ETF mutual funds | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,042		2,561
ETF mutual funds | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
ETF mutual funds | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Large and small Cap | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	301		584
Large and small Cap | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Large and small Cap | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
International | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	420
International | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0
International | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0
Commodities | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	182		140
Commodities | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Commodities | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Fixed income | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,145		1,022
Fixed income | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Fixed income | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
ETF fixed income | Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	316		212
ETF fixed income | Fair Value, Inputs, Level 2 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
ETF fixed income | Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0		0
Total Fair Value [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,605		4,625
Total Fair Value [Member] | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	199		106
Total Fair Value [Member] | ETF mutual funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,042		2,561
Total Fair Value [Member] | Large and small Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	301		584
Total Fair Value [Member] | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	420
Total Fair Value [Member] | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	182		140
Total Fair Value [Member] | Fixed income
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,145		1,022
Total Fair Value [Member] | ETF fixed income
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 316		$ 212